                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act file number 811-00082
                                                     ---------

                                   CGM TRUST
                                   ---------
               (Exact name of registrant as specified in charter)

              One International Place, Boston, Massachusetts 02110
              ----------------------------------------------------
              (Address of principal executive offices)  (Zip code)

                              T. John Holton, Esq.
                             Bingham McCutchen LLP
                               One Federal Street
                                Boston, MA 02110
                                ----------------
                    (Name and address of agent for service)


Registrant's telephone number, including area code: 1-617-737-3225
                                                    --------------

Date of fiscal year end: December 31, 2009
                         -----------------

Date of reporting period: March 31, 2009
                          --------------

ITEM 1. SCHEDULE OF INVESTMENTS.

                                                      CGM MUTUAL FUND
---------------------------------------------------------------------------------------------------------------------------

INVESTMENTS as of March 31, 2009
(unaudited)

COMMON STOCKS - 68.0% OF TOTAL NET ASSETS

                                                                                                 SHARES         VALUE (a)
                                                                                                 ------         ---------

AUTO AND RELATED - 2.7%
  O'Reilly Automotive,Inc. (b) ..........................................................         350,000      $ 12,253,500
                                                                                                               ------------

BANKS - MONEY CENTER - 15.6%
  Morgan Stanley ........................................................................       1,120,000        25,502,400
  The Bank of New York Mellon Corporation ...............................................         670,000        18,927,500
  The Goldman Sachs Group, Inc. .........................................................         250,000        26,505,000
                                                                                                               ------------
                                                                                                                 70,934,900
                                                                                                               ------------

BEVERAGES AND TOBACCO - 1.3%
  Philip Morris International Inc. ......................................................         170,000         6,048,600
                                                                                                               ------------

CONSUMER STAPLES - 5.7%
  CVS Caremark Corporation ..............................................................         950,000        26,115,500
                                                                                                               ------------

DRUGS - 6.3%
  Abbott Laboratories ...................................................................         270,000        12,879,000
  Cephalon,Inc. (b) .....................................................................         230,000        15,663,000
                                                                                                               ------------
                                                                                                                 28,542,000
                                                                                                               ------------

EDUCATION - 6.0%
  Apollo Group, Inc. (b) ................................................................         350,000        27,415,500
                                                                                                               ------------

OFFICE EQUIPMENT AND SUPPLIES - 10.5%
  Hewlett-Packard Company ...............................................................         750,000        24,045,000
  International Business Machines Corporation ...........................................         245,000        23,738,050
                                                                                                               ------------
                                                                                                                 47,783,050
                                                                                                               ------------

RAILROAD - 4.0%
  Burlington Northern Santa Fe Corporation...............................................         300,000        18,045,000
                                                                                                               ------------

RETAIL - 15.9%
  AutoZone, Inc. (b) ....................................................................         120,000        19,514,400
  Best Buy Co., Inc .....................................................................         700,000        26,572,000
  Wal-Mart Stores, Inc. .................................................................         500,000        26,050,000
                                                                                                               ------------
                                                                                                                 72,136,400
                                                                                                               ------------
TOTAL COMMON STOCKS (Identified cost $301,644,421).......................................................       309,274,450
                                                                                                               ------------

BONDS - 30.5% OF TOTAL NET ASSETS
                                                                                                 FACE
                                                                                                AMOUNT
                                                                                                ------

BEVERAGES AND TOBACCO - 5.3%
  Altria Group, Inc. 9.950%, 11/10/2038 .................................................     $24,000,000        23,949,792
                                                                                                               ------------

HEALTHCARE - SERVICES - 10.0%
  UnitedHealth Group Incorporated 6.875%, 02/15/2038.....................................      25,000,000        22,176,500
  WellPoint, Inc., 6.375%, 06/15/2037 ...................................................      27,000,000        23,258,313
                                                                                                               ------------
                                                                                                                 45,434,813
                                                                                                               ------------

MEDIA - 2.0%
  AOL Time Warner Inc. 7.700%, 5/01/2032 ................................................      10,000,000         8,992,360
                                                                                                               ------------

OIL REFINING - 4.6%
  Valero Energy Corporation 6.625%, 06/15/2037 ..........................................      30,000,000        21,206,370
                                                                                                               ------------

RETAIL - 3.9%
  Target Corporation 7.000%, 01/15/2038 .................................................      19,000,000        17,797,889
                                                                                                               ------------

TELEPHONE - 4.7%
  AT&T Corp. 6.400%, 05/15/2038 .........................................................      24,000,000        21,352,992
                                                                                                               ------------
TOTAL BONDS (Identified cost $143,319,009)...............................................................       138,734,216
                                                                                                               ------------
SHORT-TERM INVESTMENT - 0.4% OF TOTAL NET ASSETS
  American Express Credit Corporation, 0.10%, 04/01/09 (Cost $1,795,000) ................       1,795,000         1,795,000
                                                                                                               ------------
TOTAL INVESTMENTS - 98.9% (Identified cost $446,758,430) (c) ............................................       449,803,666
  Cash and receivables ..................................................................................        37,865,296
  Liabilities ...........................................................................................       (33,107,755)
                                                                                                               ------------
TOTAL NET ASSETS - 100.0% ...............................................................................      $454,561,207
                                                                                                               ============

(a) Security valuation - Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. For securities with no sale reported, the last reported bid price is used. Corporate debt securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. United States government debt securities are valued at the current closing bid, as last reported by a pricing service approved by the Board of Trustees. Short-term investments having a maturity of sixty days or less are stated at amortized cost, which approximates value. Other assets and securities which are not readily marketable will be valued in good faith at fair value using methods determined by the Board of Trustees.
(b) Non-income producing.
(c) Federal Tax Information: At March 31, 2009 the net unrealized depreciation on investments based on cost of $452,932,857 for Federal income tax purposes was as follows:

    Aggregate gross unrealized appreciation for all investments in which there is an excess of value
      over tax cost .....................................................................................      $ 14,715,244
    Aggregate gross unrealized depreciation for all investments in which there is an excess of tax
      cost over value ...................................................................................       (17,844,435)
                                                                                                               ------------
                                                                                                               $ (3,129,191)
                                                                                                               ============

    The cost basis and unrealized appreciation/(depreciation) for the schedule of investments and tax purposes differ due to differing treatments of wash sale losses deferred.


                                                      CGM MUTUAL FUND
---------------------------------------------------------------------------------------------------------------------------


In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No.
157, (FAS 157) "Fair Value Measurements", effective for fiscal years beginning after November 15, 2007. The Fund adopted the provisions of FAS 157 on January 1, 2008. FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements.

In accordance with FAS 157, the Fund may use valuation techniques consistent with the market, income, and cost approach to measure fair value. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts (cash flows, earnings) to a single present amount. The cost approach is based on the amount that currently would be required to replace the service capacity of an asset. To increase consistency and comparability in fair value measurements and related disclosures, the Fund utilizes a fair value hierarchy which prioritizes the various inputs to valuation techniques used to measure fair value into three broad levels:

o Level 1 - Prices determined using: quoted prices in active markets for identical securities

o Level 2 - Prices determined using: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)

o Level 3 - Prices determined using: significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's management's assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available in the circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value CGM Mutual Fund's investments at
March 31, 2009:

                                                                                          INVESTMENTS IN       OTHER FINANCIAL
    VALUATION INPUTS                                                                        SECURITIES           INSTRUMENTS
                                                                                          ---------------      ---------------
    Level 1 - Quoted Prices .........................................................      $309,274,450              N/A
    Level 2 - Other Significant Observable Inputs ...................................       140,529,216              N/A
    Level 3 - SignificantUnobservableInputs..........................................          none                  N/A
                                                                                           ------------              ---
        TOTAL                                                                              $449,803,666              N/A
                                                                                           ============              ===

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all the securities, or when trading in a security is halted, these procedures may be used. The frequency with which these procedures are used is unpredictable. These valuation procedures may result in a change to a particular security's assigned level within the fair value hierarchy described above. The value of securities used for NAV calculation under these procedures may differ from published prices for the same securities.

                                                      CGM REALTY FUND
---------------------------------------------------------------------------------------------------------------------------

INVESTMENTS as of March 31, 2009
(unaudited)

COMMON STOCKS - 92.5% OF TOTAL NET ASSETS
                                                                                                 SHARES         VALUE (a)
                                                                                                 ------         ---------
REAL ESTATE INVESTMENT TRUSTS - 89.6%

DIVERSIFIED - 4.8%
  Vornado Realty Trust ..................................................................       1,020,000      $ 33,904,800
                                                                                                               ------------

HEALTHCARE - 5.0%
  Ventas, Inc. ..........................................................................       1,545,000        34,932,450
                                                                                                               ------------

MORTGAGE - 21.8%
  American Capital Agency Corp. .........................................................         116,800         1,998,448
  Annaly Capital Management, Inc. .......................................................       8,320,000       115,398,400
  Chimera Investment Corporation ........................................................       8,700,000        29,232,000
  Hatteras Financial Corp. ..............................................................         236,000         5,897,640
                                                                                                               ------------
                                                                                                                152,526,488
                                                                                                               ------------

OFFICE AND INDUSTRIAL - 10.4%
  Alexandria Real Estate Equities, Inc. .................................................       1,087,400        39,581,360
  Douglas Emmett, Inc. ..................................................................       4,510,000        33,328,900
                                                                                                               ------------
                                                                                                                 72,910,260
                                                                                                               ------------

RESIDENTIAL - 4.9%
  Avalon Bay Communities, Inc. ..........................................................         730,000        34,353,800
                                                                                                               ------------


RETAIL - 32.6%
  Developers Diversified Realty Corporation (b) .........................................       8,800,000        18,744,000
  Federal Realty Investment Trust .......................................................       1,505,000        69,230,000
  Simon Property Group, Inc. ............................................................       1,190,991        41,255,928
  Tanger Factory Outlet Centers, Inc. ...................................................       1,010,000        31,168,600
  Taubman Centers, Inc. .................................................................       2,290,000        39,021,600
  The Macerich Company (b) ..............................................................       4,603,900        28,820,414
                                                                                                               ------------
                                                                                                                228,240,542
                                                                                                               ------------

SPECIALTY - 10.1%
  Digital Realty Trust, Inc. ............................................................       1,885,400        62,557,572
  Entertainment Properties Trust ........................................................         530,000         8,352,800
                                                                                                               ------------
                                                                                                                 70,910,372
                                                                                                               ------------
TOTAL REAL ESTATE INVESTMENT TRUSTS (Identified cost $1,121,892,653) ....................................       627,778,712
                                                                                                               ------------

OTHER COMMON STOCKS - 2.9%

METALS AND MINING - 2.9%
  Agnico-Eagle Mines Limited ............................................................         180,000        10,245,600
  Newmont Mining Corporation ............................................................         230,000        10,294,800
                                                                                                               ------------
                                                                                                                 20,540,400
                                                                                                               ------------
TOTAL OTHER COMMON STOCKS (Identified cost $19,526,241)..................................................        20,540,400
                                                                                                               ------------
TOTAL COMMON STOCKS (Identified cost $1,141,418,894).....................................................       648,319,112
                                                                                                               ------------

SHORT-TERM INVESTMENT - 6.3% OF TOTAL NET ASSETS

                                                                                                 FACE
                                                                                                AMOUNT
                                                                                                ------

  American Express Credit Corporation, 0.10%, 04/01/09 (Cost $33,000,000) ...............     $33,000,000        33,000,000
  Chevron Corporation, 0.06%, 04/01/09 (Cost $11,515,000) ...............................      11,515,000        11,515,000
                                                                                                               ------------
                                                                                                                 44,515,000
                                                                                                               ------------

TOTAL INVESTMENTS - 98.8% (Identified cost $1,185,933,894) (c) ..........................................       692,834,112
  Cash and receivables ..................................................................................        24,982,811
  Liabilities ...........................................................................................       (16,888,329)
                                                                                                               ------------
TOTAL NET ASSETS - 100.0% ...............................................................................      $700,928,594
                                                                                                               ============

(a) Security valuation - Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. For securities with no sale reported, the last reported bid price is used. Corporate debt securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. United States government debt securities are valued at the current closing bid, as last reported by a pricing service approved by the Board of Trustees. Short-term investments having a maturity of sixty days or less are stated at amortized cost, which approximates value. Other assets and securities which are not readily marketable will be valued in good faith at fair value using methods determined by the Board of Trustees.
(b) Affiliated issuers, as defined under the Investment Company Act of 1940, are those in which the Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. The following summarizes transactions with affiliates of the Fund during the period ended March 31, 2009:

                               NUMBER OF                                   NUMBER OF
                              SHARES HELD        GROSS        GROSS       SHARES HELD       DIVIDEND       MARKET VALUE
    NAME OF ISSUER           DEC. 31, 2008     PURCHASES      SALES     MARCH 31, 2009       INCOME       MARCH 31, 2009
    --------------           -------------     ---------      -----     --------------      --------      --------------

    Developers Diversified
      Realty Corporation*      10,200,000      8,800,000    10,200,000     8,800,000       $    -           $18,744,000
    Home Properties, Inc.**     1,800,000          -         1,800,000         -                -                 -
    The Macerich Company        3,873,900        730,000         -         4,603,900        3,099,120        28,820,414
                                                                                           ----------       -----------
                                                                               Total       $3,099,120       $47,564,414
                                                                                           ==========       ===========

  * Between 2/3/09 and 3/23/09 this security was not considered an affiliated issuer.
 ** Position in issuer liquidated during the preceding three months.

(c) Federal Tax Information: At March 31, 2009, the net unrealized depreciation on investments based on cost of
    $1,213,955,503 for Federal income tax purposes was as follows:

    Aggregate gross unrealized appreciation for all investments in which there is an excess of value
      over tax cost .....................................................................................     $   3,789,369
    Aggregate gross unrealized depreciation for all investments in which there is an excess of tax
      cost over value ...................................................................................      (524,910,760)
                                                                                                              -------------
                                                                                                              $(521,121,391)
                                                                                                              =============

    The cost basis and unrealized appreciation/(depreciation) for the schedule of investments and tax purposes differ due to differing treatments of wash sale losses deferred.

    In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No.
    157, (FAS 157) "Fair Value Measurements", effective for fiscal years beginning after November 15, 2007. The Fund adopted the provisions of FAS 157 on January 1, 2008. FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements.

    In accordance with FAS 157, the Fund may use valuation techniques consistent with the market, income, and cost approach to measure fair value. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts (cash flows, earnings) to a single present amount. The cost approach is based on the amount that currently would be required to replace the service capacity of an asset. To increase consistency and comparability in fair value measurements and related disclosure, the Fund utilizes a fair value hierarchy which prioritizes the various inputs to valuation techniques used to measure fair value into three broad levels:

    o Level 1 - Prices determined using: quoted prices in active markets for identical securities

    o Level 2 - Prices determined using: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)

    o Level 3 - Prices determined using: significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's management's assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available in the circumstances.

    The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value CGM Realty Fund's investments at
    March 31, 2009:

                                                                                          INVESTMENTS IN       OTHER FINANCIAL
    VALUATION INPUTS                                                                        SECURITIES           INSTRUMENTS
                                                                                          ---------------      ---------------
    Level 1 - Quoted Prices .........................................................      $648,319,112              N/A
    Level 2 - Other Significant Observable Inputs....................................        44,515,000              N/A
    Level 3 - Significant Unobservable Inputs .......................................          none                  N/A
                                                                                           ------------              ---
        TOTAL                                                                              $692,834,112              N/A
                                                                                           ============              ===

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all the securities, or when trading in a security is halted, these procedures may be used. The frequency with which these procedures are used is unpredictable. These valuation procedures may result in a change to a particular security's assigned level within the fair value hierarchy described above. The value of securities used for NAV calculation under these procedures may differ from published prices for the same securities.

                                                      CGM FOCUS FUND
---------------------------------------------------------------------------------------------------------------------------

INVESTMENTS as of March 31, 2009
(unaudited)

COMMON STOCKS - 99.1% OF TOTAL NET ASSETS

                                                                                                 SHARES         VALUE (a)
                                                                                                 ------         ---------

BANKS - MONEY CENTER - 23.7%
  JPMorgan Chase & Co. ..................................................................       5,300,000    $  140,874,000
  Morgan Stanley ........................................................................      10,700,000       243,639,000
  Northern Trust Corporation ............................................................       1,300,000        77,766,000
  The Goldman Sachs Group, Inc. .........................................................       1,765,000       187,125,300
  The PNC Financial Services Group, Inc. ................................................       4,100,000       120,089,000
                                                                                                             --------------
                                                                                                                769,493,300
                                                                                                             --------------

BEVERAGES AND TOBACCO - 1.3%
  Philip Morris International Inc. ......................................................       1,150,000        40,917,000
                                                                                                             --------------

BIOTECHNOLOGY - 7.4%
  Celgene Corporation (b) ...............................................................       2,300,000       102,120,000
  Gilead Sciences, Inc. (b) .............................................................       2,950,000       136,644,000
                                                                                                             --------------
                                                                                                                238,764,000
                                                                                                             --------------

CONSUMER STAPLES - 5.2%
  CVS Caremark Corporation ..............................................................       6,180,000       169,888,200
                                                                                                             --------------

DRUGS - 10.9%
  Abbott Laboratories (c) ...............................................................       3,500,000       166,950,000
  Teva Pharmaceutical Industries Limited ADR (d) ........................................       4,110,000       185,155,500
                                                                                                             --------------
                                                                                                                352,105,500
                                                                                                             --------------

EDUCATION - 7.1%
  Apollo Group, Inc. (b)(c) .............................................................       2,950,000       231,073,500
                                                                                                             --------------

HOSPITAL SUPPLY - 4.3%
  Baxter International Inc. .............................................................       2,700,000       138,294,000
                                                                                                             --------------

INSURANCE - 4.5%
  MetLife, Inc. .........................................................................       6,450,000       146,866,500
                                                                                                             --------------

OIL - INDEPENDENT PRODUCTION - 8.1%
  Cnooc Limited ADR (d) .................................................................         850,000        85,510,000
  Petroleo Brasileiro S.A.-Petrobras ADR (d).............................................       5,840,000       177,944,800
                                                                                                             --------------
                                                                                                                263,454,800
                                                                                                             --------------

RAILROAD - 0.7%
  Union Pacific Corporation .............................................................         550,000        22,610,500
                                                                                                             --------------

RETAIL - 22.9%
  Amazon.com, Inc. (b) ..................................................................       3,280,000       240,883,200
  Best Buy Co., Inc. ....................................................................       5,301,500       201,244,940
  Kohl's Corporation (b) ................................................................       2,400,000       101,568,000
  Wal-Mart Stores, Inc. .................................................................       3,800,000       197,980,000
                                                                                                             --------------
                                                                                                                741,676,140
                                                                                                             --------------

TECHNOLOGY - 3.0%
  Corning  Incorporated .................................................................       7,300,000        96,871,000
                                                                                                             --------------

TOTAL COMMON STOCKS (Identified cost $3,055,129,767) ....................................................     3,212,014,440
                                                                                                             --------------

SHORT-TERM INVESTMENT - 0.3% OF TOTAL NET ASSETS

                                                                                                 FACE
                                                                                                AMOUNT
                                                                                                ------
  American Express Credit Corporation, 0.10%, 04/01/09 (Cost, $8,675,000) ...............      $8,675,000         8,675,000
                                                                                                             --------------

TOTAL INVESTMENTS - 99.4% (Identified cost $3,063,804,767) (e) ..........................................     3,220,689,440
  Cash and receivables ..................................................................................       212,161,748
  Liabilities ...........................................................................................      (191,383,037)
                                                                                                             --------------
TOTAL NET ASSETS - 100.0% ...............................................................................    $3,241,468,151
                                                                                                             ==============

(a) Security valuation - Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. For securities with no sales reported, the last reported bid price is used for long positions and the last reported ask price for short positions.
    Short-term investments have a maturity of sixty days or less, are stated at amortized cost, which approximates value.
    Other assets and securities which are not readily marketable will be valued in good faith at fair value using methods determined by the Board of Trustees.
(b) Non-income producing security.
(c) A portion of this security has been segregated as collateral in connection with short sale investments. The market value of securities held in a segregated account at March 31, 2009 was $252,060,000 and the value of cash held in a segregated account was $0. At March 31, 2009, there were no short positions open.
(d) An American Depositary Receipt (ADR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States or Canada.
(e) Federal Tax Information: At March 31, 2009, the net unrealized depreciation on investments based on cost of
    $3,354,998,431 for Federal income tax purposes was as follows:

    Aggregate gross unrealized appreciation for all investments in which there is an excess of value
      over tax cost .....................................................................................      $192,400,396
    Aggregate gross unrealized depreciation for all investments in which there is an excess of tax
      cost over value ...................................................................................      (326,709,387)
                                                                                                              -------------
                                                                                                              $(134,308,991)
                                                                                                              =============

    The cost basis and unrealized appreciation/(depreciation) for the schedule of investments and tax purposes differ due to differing treatments of wash sale losses deferred.


    In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No.
    157, (FAS 157) "Fair Value Measurements", effective for fiscal years beginning after November 15, 2007. The Fund adopted the provisions of FAS 157 on January 1, 2008. FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements.

    In accordance with FAS 157, the Fund may use valuation techniques consistent with the market, income, and cost approach to measure fair value. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts (cash flows, earnings) to a single present amount. The cost approach is based on the amount that currently would be required to replace the service capacity of an asset. To increase consistency and comparability in fair value measurements and related disclosure, the Fund utilizes a fair value hierarchy which prioritizes the various inputs to valuation techniques used to measure fair value into three broad levels:

    o Level 1 - Prices determined using: quoted prices in active markets for identical securities

    o Level 2 - Prices determined using: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)

    o Level 3 - Prices determined using: significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's management's assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available in the circumstances.

    The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value CGM Focus Fund's investments and securities sold short at March 31, 2009:

                                                                            ASSETS -      LIABILITIES -
                                                                          INVESTMENTS       SECURITIES     OTHER FINANCIAL
    VALUATION INPUTS                                                     IN SECURITIES      SOLD SHORT       INSTRUMENTS
                                                                         -------------    -------------    ---------------

    Level 1 - Quoted Prices .........................................    $3,212,014,440        none              N/A
    Level 2 - Other Significant Observable Inputs ...................         8,675,000        none              N/A
    Level 3 - Significant Unobservable Inputs .......................         none             none              N/A
                                                                         --------------        ----              ---
        TOTAL                                                            $3,220,689,440        none              N/A
                                                                         ==============        ====              ===

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all the securities, or when trading in a security is halted, these procedures may be used. The frequency with which these procedures are used is unpredictable. These valuation procedures may result in a change to a particular security's assigned level within the fair value hierarchy described above. The value of securities used for NAV calculation under these procedures may differ from published prices for the same securities.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the CGM Trust's disclosure controls and procedures within 90 days of the filing of this Form N-Q, the principal executive officer and principal financial officer of CGM Trust have concluded that the CGM Trust's disclosure controls and procedures are effective to provide reasonable assurance that information required to be disclosed by the CGM Trust on Form N-Q is recorded, processed, summarized and reported within the time periods specified in Securities and Exchange Commission rules and forms.

(b) There were no changes in CGM Trust's internal control over financial reporting (as defined in Rule 30a-3(d)under the Act)that occurred during the CGM Trust's last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the CGM Trust's internal control over financial reporting.

ITEM 3.  EXHIBITS.

        Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

                                  SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


CGM Trust

By:   /S/Robert L. Kemp
      Robert L. Kemp
      President
      Principal Executive Officer

Date: May 21, 2009


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/ Robert L. Kemp
      Robert L. Kemp
      President
      Principal Executive Officer


Date: May 21, 2009

By:   /S/ Jem A. Hudgins
      Jem A. Hudgins
      CFO & Treasurer
      Principal Financial Officer


Date: May 21, 2009